Description of business and significant accounting policies	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Description of business and significant accounting policies
1	Description of business and significant accounting policies

Bonso Electronics International Inc. and its subsidiaries (collectively, the “Company” or “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, pet electronics products and other products.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.  Significant estimates made by management include valuation of inventories, allowance for trade receivables, stock based compensation and the impairment of long-lived assets. Actual results could differ from those estimates.

The Company had operating income of approximately $295,000, $462,000 and $3,302,000 in the fiscal years ended March 31, 2014, 2015 and 2016 respectively.  Notwithstanding the negative working capital as of March 31, 2015 and 2016, the accompanying consolidated financial statements have been prepared on a going concern basis.  With the unutilized banking facilities of approximately $4,446,000 (refer to note 7) available as of March, 31, 2016 and the increase of gross profit percentage from 20.2% during the fiscal year ended March 31, 2015 to 31.0% during the fiscal year ended March 31, 2016, management believes the Company will have sufficient working capital to meet its financing requirements based upon their experience and their assessment of the Company’s projected performance, credit facilities and banking relationships.

The significant accounting policies are as follows:

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Company.

Acquisitions of companies are accounted for using the purchase method of accounting.

(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less.  Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments.  The Company has no cash equivalents as of March 31, 2015 and 2016.

(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or market.  Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Market value is determined by reference to the selling price after the balance sheet date or to management estimates based on prevailing market conditions.  The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than market value.  Some of the significant factors the Company considers in estimating the market value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories.

(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing trade receivables.  Bad debt expense is included in the administrative and general expenses.

The Company recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility.  Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience.  An additional allowance for individual accounts is recorded when the Company becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

(e)	Income taxes and deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of Accounting Standards Codification (“ASC”) 740 and Accounting Standards Updates (“ASU”) 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”.  ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets.  Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company complies with ASC 740 “Income Taxes” for uncertainty in income taxes recognized in financial statements.  ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  The Company’s accounting policy is to treat interest and penalties as components of income taxes.  The Company’s income tax returns through the fiscal years ended March 31, 2015 had been assessed by the tax authorities.

(f)	Lease prepayments and intangible assets

Lease prepayments represent the cost of land use rights in the People’s Republic of China (“PRC”). Land use rights held by the Company are included in intangible assets.  The granted useful life of the land use rights is 50 years.  They are stated at cost and amortized on a straight-line basis over the period of a maximum of 30 years, in accordance with the business licenses of 30 years.

(g)	Property, plant and equipment

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Company.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Company. The principal estimated useful lives for depreciation are:

Plant and machinery	- 10 years

Furniture, fixtures and equipment	- 5 to10 years

Motor vehicles	- 5 years

(iii)	Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.

(iv)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when it is incurred.

(v)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive income.

(h)	Impairment of long-lived assets including intangible assets

Long-lived assets held and used by the Company and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive income.  Since the fiscal year ended March 31, 2014, the Company has transferred all its production process to the factory in Xinxing, PRC, and the factory in Shenzhen was leased out to a third party.  As a result, the Company performed an assessment of the value of the land, buildings and intangible assets of the factories in Shenzhen and Xinxing, PRC, and no provision for impairment was made by the Company (2015: $nil; 2014: $nil) based on the assessment.

(i)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term.  Leasing agreements, which transfer to the Company substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright.  The assets are included in property, plant and equipment (“capital leases”) and the capital element of the lease commitments is shown as an obligation under capital leases.  The lease rentals are treated as consisting of capital and interest elements.  The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets or the lease term, whichever is shorter.

(j)	Revenue recognition

No revenue is recognized unless there is persuasive evidence of an arrangement, the price to the buyer is fixed or determinable, delivery has occurred and collectibility of the sales price is reasonably assured. Revenue is recognized when title and risk of loss are transferred to customers, which is generally the point at which products are leaving the ports of Hong Kong, or Shenzhen or Nansha (Guangzhou) as designated by our customers.  Shipping costs billed to the Company’s customers are included within revenue. Associated costs are classified as part of cost of sales.

The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which is recognized as cost of sales when these products are shipped to customers from the Company’s facilities.  In addition, certain products sold by the Company are subject to a limited product quality warranty.  The Company accrues for estimated incurred but unidentified quality issues based upon historical activity and known quality issues if a loss is probable and can be reasonably estimated.  During the fiscal year ended March 31, 2016, the Company recorded $nil for such accrual (2015: $nil, 2014: $nil).  The standard limited warranty period is one to three years.  Quality returns, refunds, rebates and discounts are recorded net of sales at the time of sale and estimated based on past history.  All sales are based upon firm orders with fixed terms and conditions, which generally cannot be modified.  Historically, the Company has not experienced material differences between its estimated amounts of quality returns, refunds, rebates and discounts and the actual results. In all contracts, there is no price protection or similar privilege in relation to the sale of goods.

Rental income is recognized according to the rental agreements.  Rental income for non-uniform rent payments is recognized on a straight-line basis throughout the lease term.

(k)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed in the financial period in which they are incurred.

(l)	Advertising

Advertising costs are expensed as incurred and are included within selling expenses. Advertising costs were approximately $16,000, $9,000 and $12,000 for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

(m)	Foreign currency translations

(i)	The Company’s functional currency is the United States dollar. The financial statements of foreign subsidiaries where the United States dollar is the functional currency and which have transactions denominated in non-United States dollar currencies are translated into United States dollars at the exchange rates existing on that date. The translation of local currencies into United States dollars creates transaction adjustments which are included in net income / (loss). Exchange differences are recorded in the statements of operations and comprehensive income.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of stockholders’ equity in accumulated other comprehensive income.

(n)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, “Accounting for Stock Options and Other Stock-Based Compensation.”  ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided.  The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards.  The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

(o)	Fair value of financial instruments

The carrying amounts of financial instruments including cash and cash equivalents, trade receivables, net, other receivables, deposits and prepayments, other current assets, accounts payable and accrued charges and deposits, other current liabilities approximate fair value due to the relatively short-term maturity of these instruments. The carrying value of long-term debt approximates fair value based on prevailing borrowing rates currently available for loans with similar terms and maturities.

(p)	Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” ("ASU 2014-09").  The objective of this Update is to remove inconsistencies and weaknesses in revenue requirements, and to simplify the preparation of financial statements by reducing the number requirements to which an entity must refer.  The new standard supersedes virtually all present U.S. GAAP guidance on revenue recognition and requires the use of more estimates and judgments than the present standards, as well as additional disclosures.  In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date", deferring the effective date for one year to interim and annual periods beginning after December 15, 2017. Early adoption is also permitted as of the original effective date (interim and annual periods beginning after December 15, 2016) and retrospective application is required. The Company is currently evaluating the impact this Update will have on its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, “Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (“ASU 2014-12”). The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early application permitted. Companies may use either a prospective or a retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The adoption of ASU 2014-12 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements.  The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued.  An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern.  The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted.  The Company is currently evaluating the impact this Update will have on its consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, “Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items” (”ASU 2015-01”). The amendments in ASU 2015-01 eliminate from U.S. GAAP the concept of extraordinary items. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early application permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. Companies may use either a prospective or a retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The adoption of ASU 2015-01 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”). The amendments in ASU 2015-02 change the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments in this ASU are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may apply the amendments in this ASU using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. The adoption of ASU 2015-02 is not expected to have a material impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” (“ASU 2015-03”) which changes the presentation of debt issuance costs in financial statements. ASU 2015-03 requires an entity to present such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs will continue to be reported as interest expense. The guidance is effective for fiscal years beginning after December 15, 2015, with early adoption permitted.  The adoption of ASU 2015-03 is not expected to have a material impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-05, “Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement” (“ASU 2015-05”) (an update to Subtopic 350-40, Intangibles - Goodwill and Other - Internal-Use Software), which provides guidance on accounting for cloud computing fees. If a cloud computing arrangement includes a software license, then the customer should account for the license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract. This ASU is effective for arrangements entered into, or materially modified, in interim and annual periods beginning after December 15, 2015. Retrospective application is permitted but not required. The adoption of ASU 2015-05 is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2015, the FASB issued ASU 2015-07, “Fair Value Measurement: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. This ASU is effective for arrangements entered into, or materially modified, in interim and annual periods beginning after December 15, 2015. Retrospective application is permitted but not required. The adoption of ASU 2015-07 is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2015, the FASB issued ASU 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory" ("ASU 2015-11"), which states an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This amendment applies to all inventory that is measured using the average cost or first-in first-out (FIFO) methods. This supersedes prior guidance which allowed entities to measure inventory at the lower of cost or market, where market could be replacement cost, net realizable value or net realizable value less an approximately normal profit margin. This ASU is effective for interim and annual periods beginning after December 15, 2016. The amendments should be applied prospectively and earlier application is permitted. This ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes" ("ASU 2015-17"). The amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. For public business entities, the amendments in this Update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company is evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"). The amendments in this update supersede the guidance to classify equity securities with readily determinable fair values into different categories (that is trading or available-for-sale) and require equity securities (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies) to be measured at fair value with changes in the fair value recognized through net income. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, "Lease (Subtopic 842)" ("ASU 2016-02"): This Update is to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. For public business entities, this Update is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-05, "Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships" ("ASU 2016-05"), which states that a change in counterparty to a derivative instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge account criteria continue to be met. This ASU is effective for interim and annual periods beginning after December 15, 2016. The amendments should be applied on either a prospective basis or a modified retrospective basis and earlier application is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, "Compensation – Stock Compensation: Improvements to Employee Share-Based Payment Accounting" ("ASU 2016-09"), which provides guidance on several aspects of accounting for share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification on the statement of cash flows. Most notably, the Company will be required to recognize all excess tax benefits and shortfalls as income tax expense or benefit in the statement of earnings within the reporting period in which they occur. This ASU is effective for interim and annual periods beginning after December 15, 2016 and early addition is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"), which improves financial reporting by providing timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Forward-looking information will now be used to better inform credit loss estimates. This ASU is effective for interim and annual periods beginning after December 15, 2019 and early addition is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.